ING CORPORATE ADVANTAGE

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
SECURITY LIFE OF DENVER INSURANCE COMPANY
and its
SECURITY LIFE SEPARATE ACCOUNT L1

Supplement Effective as of May 1, 2009

This supplement updates certain information contained in your prospectus dated April 28, 2008, and supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION REGARDING
FUND NAME CHANGES

Effective May 1, 2009, certain of the funds available through the Security Life Separate Account L1 will change their names as follows:

Former Fund Name	Current Fund Name

ING Columbia Small Cap Value II Portfolio	ING Columbia Small Cap Value Portfolio

ING Global Real Estate Portfolio	ING Clarion Global Real Estate Portfolio

ING Julius Baer Foreign Portfolio	ING Artio Foreign Portfolio

ING Legg Mason Value Portfolio	ING Growth and Income Portfolio II

ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio	ING U.S. Bond Index Portfolio

ING Opportunistic LargeCap Value Portfolio [1]	ING Opportunistic LargeCap Portfolio

ING PIMCO Core Bond Portfolio	ING PIMCO Total Return Bond Portfolio

ING VP Balanced Portfolio	ING Balanced Portfolio

ING VP Growth and Income Portfolio	ING Growth and Income Portfolio

ING VP Index Plus International Equity Portfolio	ING Index Plus International Equity Portfolio

ING VP Index Plus LargeCap Portfolio	ING Index Plus LargeCap Portfolio

ING VP Index Plus MidCap Portfolio	ING Index Plus MidCap Portfolio

ING VP Index Plus SmallCap Portfolio	ING Index Plus SmallCap Portfolio

ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio

ING VP MidCap Opportunities Portfolio [1]	ING MidCap Opportunities Portfolio

ING VP SmallCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio

ING VP Strategic Allocation Conservative Portfolio [1]	ING Strategic Allocation Conservative Portfolio

ING VP Strategic Allocation Growth Portfolio [1]	ING Strategic Allocation Growth Portfolio

ING VP Strategic Allocation Moderate Portfolio [1]	ING Strategic Allocation Moderate Portfolio

1	On April 28, 2006, the subaccount that invested in this fund was closed to new investors and to new investments by existing investors.

153360	Page 1 of 11	May 2009

NOTICE OF UPCOMING FUND MERGERS

Effective July 20, 2009 (the “Merger Effective Date”), the following Disappearing Funds will merge into and become part of the following Surviving Funds:

Disappearing Funds	Surviving Funds

ING American Century Large Company Value
Portfolio [2]	ING T. Rowe Price Equity Income Portfolio

ING JPMorgan Value Opportunities Portfolio	ING RussellTM Large Cap Value Index Portfolio

ING Neuberger Berman Partners Portfolio	ING RussellTM Large Cap Index Portfolio

ING Oppenheimer Main Street® Portfolio	ING RussellTM Large Cap Index Portfolio

ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Effective August 10, 2009 (the “Merger Effective Date”), the following Disappearing Funds will merge into and become part of the following Surviving Funds:

Disappearing Funds	Surviving Funds

ING AllianceBernstein Mid Cap Growth Portfolio	ING RussellTM Mid Cap Growth Index Portfolio

ING Growth and Income Portfolio II	ING Growth and Income Portfolio

ING Index Plus International Equity Portfolio	ING International Index Portfolio

IMPORTANT INFORMATION REGARDING THE

UPCOMING FUND MERGERS

· Prior to the Merger Effective Date, you may transfer amounts allocated to a subaccount that invests in a Disappearing Fund to any other available subaccount or to the Fixed Account. See the “Transfers” section of your policy prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

· On the Merger Effective Date, your investment in a subaccount that invests in a Disappearing Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to a subaccount corresponding to a Disappearing Fund will be automatically allocated to the subaccount corresponding to the applicable Surviving Fund. You may give us alternative allocation instructions by contacting our ING Customer Service Center at McCamish Systems, LLC, P.O. Box 724927, Atlanta, GA 30119, 1-866-790-1988.

See the “Transfers” section on page 43 of your policy prospectus for information about making fund allocation changes.

· After the Merger Effective Date, the subaccounts that invest in the Disappearing Funds will no longer be available through your policy.

· You will not incur any fees or charges or any tax liability because of the mergers, and your policy value immediately before the mergers will equal your policy value immediately after the mergers.

· There will be no further disclosure regarding the Disappearing Funds in future supplements to the policy prospectus.

· Because of the upcoming fund mergers, the following funds will be added, effective May 1, 2009, to your policy as available investment options:

  ING Growth and Income Portfolio
  ING International Index Portfolio
  ING RussellTM Large Cap Growth Index Portfolio
  ING RussellTM Large Cap Index Portfolio
  ING RussellTM Large Cap Value Index Portfolio
  ING RussellTM Mid Cap Growth Index Portfolio
2	On April 28, 2006, the subaccount that invested in this fund was closed to new investors and to new investments by existing investors.

153360	Page 2 of 11	May 2009

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE

THROUGH THE POLICY

Effective May 1, 2009, subaccounts which invest in the following funds are available through the policy:

  American Funds – Growth Fund (Class 2)
  American Funds – Growth-Income Fund (Class 2)
  American Funds – International Fund (Class 2)
  BlackRock Global Allocation V.I. Fund (Class III)
  Fidelity® VIP Contrafund® Portfolio (Service Class)
  Fidelity® VIP Equity-Income Portfolio (Service Class)
  ING AllianceBernstein Mid Cap Growth Portfolio (Class I)
  ING Artio Foreign Portfolio (Class I)
  ING BlackRock Large Cap Growth Portfolio (Class I)
  ING Clarion Global Real Estate Portfolio (Class S)
  ING Evergreen Health Sciences Portfolio (Class I)
  ING Evergreen Omega Portfolio (Class I)
  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING Focus 5 Portfolio (Class I)
  ING Franklin Templeton Founding Strategy Portfolio (Class I) 3
  ING Global Resources Portfolio (Class I)
  ING Growth and Income Portfolio II (Class I)
  ING Index Plus International Equity Portfolio (Class S)
  ING JPMorgan Emerging Markets Equity Portfolio (Class I)
  ING JPMorgan Small Cap Core Equity Portfolio (Class I)
  ING JPMorgan Value Opportunities Portfolio (Class I)
  ING LifeStyle Aggressive Growth Portfolio (Class I) 3
  ING LifeStyle Growth Portfolio (Class I) 3
  ING LifeStyle Moderate Growth Portfolio (Class I) 3
  ING LifeStyle Moderate Portfolio (Class I) 3
  ING Limited Maturity Bond Portfolio (Class S)
  ING Liquid Assets Portfolio (Class S)
  ING Marsico Growth Portfolio (Class I)
  ING Marsico International Opportunities Portfolio (Class I)
  ING MFS Total Return Portfolio (Class I)
  ING MFS Utilities Portfolio (Class S)
  ING Oppenheimer Main Street Portfolio® (Class I)
  ING PIMCO Total Return Bond Portfolio (Class I)
  ING Pioneer Fund Portfolio (Class I)
  ING Pioneer Mid Cap Value Portfolio (Class I)
  ING Stock Index Portfolio (Class I)
  ING T. Rowe Price Capital Appreciation Portfolio (Class I)
  ING T. Rowe Price Equity Income Portfolio (Class I)
  ING Van Kampen Capital Growth Portfolio (Class I)
  ING Van Kampen Growth and Income Portfolio (Class S)
  ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
  ING Baron Small Cap Growth Portfolio (I Class)
  ING Columbia Small Cap Value Portfolio (I Class)
  ING JPMorgan Mid Cap Value Portfolio (I Class)
  ING Neuberger Berman Partners Portfolio (I Class)
  ING Oppenheimer Global Portfolio (I Class)
  ING Oppenheimer Strategic Income Portfolio (S Class)
  ING Pioneer High Yield Portfolio (I Class)
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
  ING UBS U.S. Large Cap Equity Portfolio (I Class)
  ING Van Kampen Comstock Portfolio (I Class)
  ING Van Kampen Equity and Income Portfolio (I Class)
  ING Balanced Portfolio (Class I)
  ING Intermediate Bond Portfolio (Class I)
  ING Growth and Income Portfolio (Class I)
  ING Index Plus LargeCap Portfolio (Class I)
  ING Index Plus MidCap Portfolio (Class I)
  ING Index Plus SmallCap Portfolio (Class I)
  ING International Index Portfolio (Class S)
  ING RussellTM Large Cap Growth Index Portfolio (Class I)
  ING RussellTM Large Cap Index Portfolio (Class I)
  ING RussellTM Large Cap Value Index Portfolio (Class I)
  ING RussellTM Mid Cap Growth Index Portfolio (Class I)
  ING RussellTM Small Cap Index Portfolio (Class I)
  ING U.S. Bond Index Portfolio (Class I)
  ING SmallCap Opportunities Portfolio (Class I)
  Neuberger Berman AMT Socially Responsive Portfolio® (Class I)

More information about these funds is contained in the tables below.

3	This fund is structured as a “fund of funds.” A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

153360	Page 3 of 11	May 2009

Fund Investment Advisers and Investment Objectives. The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the funds available through the policy. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

American Funds – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in common stocks.
Company

American Funds – Growth-	Investment Adviser:	Seeks capital growth and income
Income Fund (Class 2)	Capital Research and Management	over time by investing primarily in
	Company	U.S. common stocks or other
securities that demonstrate the
potential for appreciation and/or
dividends.

American Funds – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common
	Company	stocks of companies located outside
the United States.

BlackRock Global Allocation V.I.	Investment Adviser:	The fund seeks to provide high total
Fund (Class III)	BlackRock Advisors, LLC	return through a fully managed
	Subadvisers:	investment policy utilizing U.S. and
	BlackRock Investment Management,	foreign equity, debt and money
	LLC, BlackRock Asset Management	market instruments, the combination
	U.K. Limited	of which will be varied from time to
time both with respect to types of
securities and markets in response to
changing market and economic
trends.

Fidelity ® VIP Contrafund ®	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Service Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Management
& Research (U.K.) Inc.; Fidelity
Research & Analysis Company;
Fidelity Investments Japan Limited;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited

153360	Page 4 of 11	May 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective

Fidelity ® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Service Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield
	FMR Co., Inc.; Fidelity Management	on the securities comprising the
	& Research (U.K.) Inc.; Fidelity	Standard & Poor's 500SM Index (S&P
	Research & Analysis Company;	500® ).
Fidelity Investments Japan Limited;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited

ING AllianceBernstein Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
AllianceBernstein, L.P.

ING Artio Foreign Portfolio	Investment Adviser:	Seeks long-term growth of capital.
(Class I)	Directed Services LLC
Subadviser:
Artio Global Management LLC

ING BlackRock Large Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC

ING Clarion Global Real Estate	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class S)	ING Investments, LLC	to provide investors with high total
	Subadviser:	return consisting of capital
	ING Clarion Real Estate Securities	appreciation and current income.
L.P.

ING Evergreen Health Sciences	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term capital growth.
Subadviser:
Evergreen Investment Management
Company, LLC

ING Evergreen Omega Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
Evergreen Investment Management
Company, LLC

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research
Co.

ING Focus 5 Portfolio (Class I)	Investment Adviser:	Seeks total return through capital
	Directed Services LLC	appreciation and dividend income.
Subadviser:
ING Investment Management Co.

ING Franklin Templeton	Investment Adviser:	Seeks capital appreciation and
Founding Strategy Portfolio	Directed Services LLC	secondarily, income.
(Class I)

153360	Page 5 of 11	May 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co.

ING Growth and Income	Investment Adviser:	Seeks to maximize total return
Portfolio II (Class I)	Directed Services LLC	through investments in a diversified
	Subadviser:	portfolio of common stocks and
	ING Investment Management Co.	securities convertible into common
stocks.

ING Index Plus International	Investment Adviser:	Seeks to outperform the total return
Equity Portfolio (Class S)	ING Investments, LLC	performance of the Morgan Stanley
	Subadviser:	Capital International Europe
	ING Investment Management	Australasia and Far East® Index
	Advisors, B. V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk.

ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio (Class I)	Directed Services LLC
Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Value	Investment Adviser:	Seeks long-term capital appreciation.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
J. P. Morgan Investment
Management Inc.

ING LifeStyle Aggressive Growth	Investment Adviser:	Seeks growth of capital.
Portfolio (Class I)	ING Investments, LLC
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Growth Portfolio	Investment Adviser:	Seeks growth of capital and some
(Class I)	ING Investments, LLC	current income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Moderate Growth	Investment Adviser:	Seeks growth of capital and a low to
Portfolio (Class I)	ING Investments, LLC	moderate level of current income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Moderate Portfolio	Investment Adviser:	Seeks growth of capital and current
(Class I)	ING Investments, LLC	income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

153360	Page 6 of 11	May 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income
Portfolio (Class S)	Directed Services LLC	consistent with low risk to principal
	Subadviser:	and liquidity and secondarily, seeks
	ING Investment Management Co.	to enhance its total return through
capital appreciation when market
factors, such as falling interest rates
and rising bond prices, indicate that
capital appreciation may be available
without significant risk to principal.

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class S)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING Marsico International	Investment Adviser:	Seeks long-term growth of capital.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities)
	Massachusetts Financial Services	consistent with the prudent
	Company	employment of capital. Secondarily
seeks reasonable opportunity for
growth of capital and income.

ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class S)	Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company

ING Oppenheimer Main Street	Investment Adviser:	Seeks long-term growth of capital
Portfolio ® (Class I)	Directed Services LLC	and future income.
Subadviser:
OppenheimerFunds, Inc.

ING PIMCO Total Return Bond	Investment Adviser:	Seeks maximum total return,
Portfolio (Class I)	Directed Services LLC	consistent with preservation of
	Subadviser:	capital and prudent investment
	Pacific Investment Management	management.
Company LLC

ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class I)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management,
Inc.

ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Pioneer Investment Management,
Inc.

153360	Page 7 of 11	May 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Stock Index Portfolio (Class I)	Investment Adviser:	Seeks total return.
Directed Services LLC
Subadviser:
ING Investment Management Co.

ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high
Appreciation Portfolio	Directed Services LLC	total investment return, consistent
(Class I)	Subadviser:	with the preservation of capital and
	T. Rowe Price Associates, Inc.	prudent investment risk.

ING T. Rowe Price Equity Income	Investment Adviser:	Seeks substantial dividend income as
Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.

ING Van Kampen Capital Growth	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Van Kampen

ING Van Kampen Growth and	Investment Adviser:	Seeks long-term growth of capital
Income Portfolio (Class S)	Directed Services LLC	and income.
Subadviser:
Van Kampen

ING Wells Fargo Small Cap	Investment Adviser:	Seeks long-term capital appreciation.
Disciplined Portfolio (Class S)	Directed Services LLC
Subadviser:
Wells Capital Management, Inc.

ING Baron Small Cap Growth	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
BAMCO, Inc.

ING Columbia Small Cap Value	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Columbia Management Advisors,
LLC

ING JPMorgan Mid Cap Value	Investment Adviser:	Seeks growth from capital
Portfolio (Initial Class)	Directed Services LLC	appreciation.
Subadviser:
J. P. Morgan Investment
Management Inc.

ING Neuberger Berman Partners	Investment Adviser:	Seeks capital growth.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Neuberger Berman Management Inc.

ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Oppenheimer Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.

153360	Page 8 of 11	May 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Initial Class)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.

ING T. Rowe Price Diversified	Investment Adviser:	Seeks long-term capital appreciation.
Mid Cap Growth Portfolio (Initial	Directed Services LLC
Class)	Subadviser:
T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital
Portfolio (Initial Class)	Directed Services LLC	and future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Van Kampen

ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Van Kampen

ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks to maximize investment return,
	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a
	ING Investment Management Co.	diversified portfolio of one or more
of the following asset classes:
stocks, bonds and cash equivalents,
based on the judgment of the
portfolio’s management, of which of
those sectors or mix thereof offers
the best investment prospects.

ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk.
Subadviser:
ING Investment Management Co.

ING Growth and Income	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	through investments in a diversified
	Subadviser:	portfolio of common stocks and
	ING Investment Management Co.	securities convertible into common
stock.

ING Index Plus LargeCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard &
	Subadviser:	Poor’s 500 Composite Stock Price
	ING Investment Management Co.	Index (S&P 500 Index), while
maintaining a market level of risk.

ING Index Plus MidCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard &
	Subadviser:	Poor’s MidCap 400 Index (S&P
	ING Investment Management Co.	MidCap 400 Index), while
maintaining a market level of risk.

153360	Page 9 of 11	May 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Index Plus SmallCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard &
	Subadviser:	Poor’s SmallCap 600 Index (S&P
	ING Investment Management Co.	SmallCap 600 Index), while
maintaining a market level of risk.

ING International Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class S)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of a widely accepted
	ING Investment Management Co.	International Index.

ING RussellTM Large Cap Growth	Investment Adviser:	Seeks investment results (before fees
Index Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Growth Index.

ING RussellTM Large Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Index.

ING RussellTM Large Cap Value	Investment Adviser:	Seeks investment results (before fees
Index Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Value Index.

ING RussellTM Mid Cap Growth	Investment Adviser:	Seeks investment results (before fees
Index Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Midcap®
	ING Investment Management Co.	Growth Index.

ING RussellTM Small Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell 2000®
	ING Investment Management Co.	Index.

ING U.S. Bond Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Barclays Capital
	Lehman Brothers Asset Management	U.S. Aggregate Bond Index ® .
LLC

ING SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

Neuberger Berman AMT Socially	Investment Adviser:	Seeks long-term growth of capital by
Responsive Portfolio® (Class I)	Neuberger Berman Management	investing primarily in securities of
	LLC	companies that meet the portfolio's
	Subadviser:	financial criteria and social policy.
Neuberger Berman, LLC

153360	Page 10 of 11	May 2009

IMPORTANT INFORMATION ABOUT FUNDS CLOSED TO NEW

INVESTMENT

The subaccounts that invest in the following funds have been closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio
  ING American Century Large Company Value Portfolio
  ING American Century Small-Mid Cap Value Portfolio
  ING BlackRock Large Cap Value Portfolio
  ING Legg Mason Partners Aggressive Growth Portfolio
  ING Lord Abbett Affiliated Portfolio
  ING MidCap Opportunities Portfolio
  ING Opportunistic LargeCap Portfolio
  ING PIMCO Total Return Portfolio
  ING Strategic Allocation Conservative Portfolio
  ING Strategic Allocation Growth Portfolio
  ING Strategic Allocation Moderate Portfolio

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at McCamish Systems, LLC, P.O. Box 724927, Atlanta, GA 30119, 1-866-790-1988. See the “Transfers” section on page 43 of your policy prospectus for information about making fund allocation changes.

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See the “Lapse” section on page 51 of your policy prospectus for more information about how to keep your policy from lapsing. See also the “Reinstatement” section beginning on page 51 of your policy prospectus for information about how to put your policy back in force if it has lapsed.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your policy, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

ING Customer Service Center McCamish systems, LLC P.O. Box 724927 Atlanta, GA 30119 1-866-790-1988

153360	Page 11 of 11	May 2009